                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (92.6%)
            Aerospace & Defense (8.9%)
   48,400   Alliant Techsystems, Inc.*                              $  4,796,924
   57,700   DRS Technologies, Inc.                                     3,021,172
   74,000   Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)      3,199,020
   81,600   Goodrich Corp.                                             5,133,456
  104,400   Spirit Aerosystems Hold (Class A)*                         3,789,720
                                                                    ------------
                                                                      19,940,292
                                                                    ------------
            Agricultural Commodities/Milling (1.9%)
   94,500   Corn Products International, Inc.                          4,216,590
                                                                    ------------
            Apparel/Footwear (3.0%)
  144,400   Hanesbrands, Inc.*                                         4,477,844
   64,100   Liz Claiborne, Inc.                                        2,252,474
                                                                    ------------
                                                                       6,730,318
                                                                    ------------
            Beverages: Alcoholic (1.4%)
   34,800   Molson Coors Brewing Co. (Class B)                         3,095,112
                                                                    ------------
            Broadcasting (1.1%)
  178,600   Sinclair Broadcast Group, Inc. (Class A)                   2,328,944
                                                                    ------------
            Chemicals: Agricultural (1.9%)
  103,600   Agrium Inc. (Canada)                                       4,342,912
                                                                    ------------
            Chemicals: Specialty (1.6%)
   51,600   Cytec Industries, Inc.                                     3,456,684
                                                                    ------------
            Commercial Printing/Forms (3.2%)
  181,300   Cenveo Inc.*                                               3,809,113
   80,500   R.R. Donnelley & Sons Co.                                  3,401,930
                                                                    ------------
                                                                       7,211,043
                                                                    ------------
            Computer Peripherals (3.6%)
  184,700   Electronics for Imaging, Inc.*                             4,850,222
   88,400   Zebra Technologies Corp. (Class A)*                        3,202,732
                                                                    ------------
                                                                       8,052,954
                                                                    ------------
            Containers/Packaging (4.1%)
  126,600   Owens-Illinois, Inc.*                                      5,061,468
  352,300   Smurfit-Stone Container Corp.*                             4,153,617
                                                                    ------------
                                                                       9,215,085
                                                                    ------------
            Data Processing Services (5.2%)
  235,400   Broadridge Financial Solutions Inc.                        4,140,686
   57,700   Computer Sciences Corp.*                                   3,212,736
   84,476   Fidelity National Information Services, Inc.               4,192,544
                                                                    ------------
                                                                      11,545,966
                                                                    ------------
            Drugstore Chains (1.2%)
  485,800   Rite Aid Corp.*                                            2,676,758
                                                                    ------------
            Electric Utilities (1.2%)
  107,000   PNM Resources Inc.                                         2,763,810
                                                                    ------------
            Electrical Products (3.3%)
  135,400   Belden Inc.                                                7,417,212
                                                                    ------------
            Finance/Rental/Leasing (1.2%)
  100,900   Avis Budget Group, Inc.*                                   2,590,103
                                                                    ------------
            Financial Conglomerates (2.4%)
  289,700   Conseco Inc.*                                              5,269,643
                                                                    ------------

                                   Page 1 of 3

            Gas Distributors (1.3%)
  116,400   UGI Corp.                                                  3,004,284
                                                                    ------------
            Home Furnishings (0.9%)
   53,300   Jarden Corp.*                                              1,925,729
                                                                    ------------
            Industrial Machinery (1.9%)
   54,700   Kennametal Inc.                                            4,193,302
                                                                    ------------
            Medical Specialties (1.5%)
   56,900   Waters Corp.*                                              3,314,994
                                                                    ------------
            Medical/Nursing Services (1.4%)
  114,960   Apria Healthcare Group, Inc.*                              3,014,251
                                                                    ------------
            Miscellaneous Commercial Services (6.3%)
   74,900   Brink's Co. (The)                                          4,580,135
   80,554   Geo Group Inc. (The)*                                      2,228,124
  174,940   MAXIMUS, Inc.                                              7,310,743
                                                                    ------------
                                                                      14,119,002
                                                                    ------------
            Office Equipment/Supplies (3.2%)
  342,394   Acco Brands Corp.*                                         7,080,708
                                                                    ------------
            Oil & Gas Production (1.4%)
   70,000   Pioneer Natural Resources Co.                              3,185,000
                                                                    ------------
            Oilfield Services/Equipment (5.0%)
   67,500   Cameron International Corp.*                               5,265,000
   64,660   Superior Energy Services, Inc.*                            2,607,091
   44,020   Universal Compression Holdings, Inc.*                      3,215,221
                                                                    ------------
                                                                      11,087,312
                                                                    ------------
            Packaged Software (1.4%)
  248,866   MSC. Software Corp.*                                       3,230,281
                                                                    ------------
            Property - Casualty Insurers (4.6%)
   35,600   Everest Re Group, Ltd. (ADR) (Bermuda)                     3,497,700
   72,200   Hanover Insurance Group                                    3,168,858
    6,400   White Mountains Insurance Group, Ltd. (Bermuda)            3,516,800
                                                                    ------------
                                                                      10,183,358
                                                                    ------------
            Pulp & Paper (1.7%)
  115,000   MeadWestvaco Corp.                                         3,742,100
                                                                    ------------
            Real Estate Investment Trusts (2.5%)
   84,200   Annaly Mortgage Management Inc.                            1,216,690
  208,400   Host Hotels & Resorts Inc.                                 4,401,408
                                                                    ------------
                                                                       5,618,098
                                                                    ------------
            Regional Banks (2.7%)
   79,100   Marshall & IIsley Corp.                                    3,259,711
   37,800   Zions Bancorporation                                       2,817,990
                                                                    ------------
                                                                       6,077,701
                                                                    ------------
            Restaurants (1.2%)
  176,100   AFC Enterprises, Inc.*                                     2,759,487
                                                                    ------------
            Services to the Health Industry (1.8%)
  142,600   IMS Health Inc.                                            4,011,338
                                                                    ------------
            Specialty Insurance (3.9%)
   89,600   Assurant, Inc.                                             4,544,512
    8,900   Markel Corp.*                                              4,142,950
                                                                    ------------
                                                                       8,687,462
                                                                    ------------
            Specialty Stores (1.4%)
   99,100   PetSmart, Inc.                                             3,203,903
                                                                    ------------
            Specialty Telecommunications (1.5%)
   71,600   CenturyTel, Inc.                                           3,284,292
                                                                    ------------

                                   Page 2 of 3

            Tools/Hardware (1.8%)
   77,600   Snap-On, Inc.                                              4,060,808
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $152,291,051)                                   206,636,836
                                                                    ------------

PRINCIPAL
AMOUNT IN                                      COUPON   MATURITY
THOUSANDS                                       RATE      DATE
---------                                      ------   --------
            CONVERTIBLE BOND (1.4%)
            Biotechnology
 $  3,400   Invitrogen Corp.                   0.015    02/15/24
               (Cost $2,989,685)                                       3,085,500
                                                                    ------------
            SHORT-TERM INVESTMENT (A) (4.6%)
            Investment Company
   10,342   Morgan Stanley Institutional Liquidity Money Market
               Portfolio - Institutional Class
               (Cost $10,342,001)                                     10,342,001
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $165,622,737)(b)                       98.6%    220,064,337
            OTHER ASSETS IN EXCESS OF LIABILITIES            1.4       3,040,413
                                                        --------    ------------
            NET ASSETS                                     100.0%   $223,104,750
                                                        ========    ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  The Fund invests in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the
     Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -
     Institutional Class. Income distributions earned by the Fund totaled
     $62,759, for the period ended July 31, 2007.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $57,863,559 and the aggregate gross unrealized depreciation is $3,421,959 resulting in net unrealized appreciation of $54,441,600.

                                   Page 3 of 3

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        5